Commitments and contingencies - Schedule of pledges (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments And Contingencies [Abstract]
Pledges on consolidated investments	€ 28,247	€ 19,901
Pledges on bank accounts	284,889	292,257
Pledges on receivable	219,494	344,519
GUARANTEES AND PLEDGES	€ 532,630	€ 656,677